Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting
Segment Reporting

27. Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the sales, marketing, manufacture and distribution of drug developed from research and development activities.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and consumer health products.

The performance of the reportable segments is assessed based on segment operating (loss)/profit.

The segment information is as follows:

	Year Ended December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	43,181	—	43,181	76,429	119,610	236,518	—	356,128
Interest income	809	3	812	—	812	282	982	2,076
Equity in earnings of equity investees, net of tax	20	—	20	—	20	60,597	—	60,617
Segment operating (loss)/profit	(143,876)	(159,770)	(303,646)	6,178	(297,468)	185,240	(42,303)	(154,531)
Interest expense	—	—	—	—	—	—	(592)	(592)
Income tax credit/(expense)	22	7,160	7,182	(1,320)	5,862	(14,573)	(3,207)	(11,918)
Net (loss)/income attributable to the Company	(143,528)	(152,235)	(295,763)	4,032	(291,731)	142,890	(45,807)	(194,648)
Depreciation/amortization	(6,436)	(197)	(6,633)	—	(6,633)	(318)	(239)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	4,321	29,616	—	29,616	1,056	327	30,999

	December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	166,802	19,870	186,672	35,978	222,650	225,898	924,113	1,372,661
Property, plant and equipment	38,049	1,862	39,911	—	39,911	746	618	41,275
Right-of-use assets	4,798	3,768	8,566	—	8,566	1,827	1,486	11,879
Leasehold land	13,169	—	13,169	—	13,169	—	—	13,169
Goodwill	—	—	—	—	—	3,380	—	3,380
Other intangible asset	—	—	—	—	—	163	—	163
Investments in equity investees	480	—	480	—	480	75,999	—	76,479

	Year Ended December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	10,262	—	10,262	19,953	30,215	197,761	—	227,976
Interest income	461	—	461	—	461	167	2,608	3,236
Equity in earnings of equity investees, net of tax	(97)	—	(97)	—	(97)	79,143	—	79,046
Segment operating (loss)/profit	(119,740)	(63,482)	(183,222)	7,607	(175,615)	83,888	(18,174)	(109,901)
Interest expense	—	—	—	—	—	—	(787)	(787)
Income tax (expense)/credit	(402)	642	240	(167)	73	(824)	(4,078)	(4,829)
Net (loss)/income attributable to the Company	(120,096)	(62,683)	(182,779)	7,282	(175,497)	72,785	(23,018)	(125,730)
Depreciation/amortization	(5,458)	(119)	(5,577)	—	(5,577)	(292)	(192)	(6,061)
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	754	23,328	—	23,328	817	1,090	25,235

	December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	127,637	9,957	137,594	5,728	143,322	231,234	349,562	724,118
Property, plant and equipment	22,554	454	23,008	—	23,008	688	474	24,170
Right-of-use assets	2,782	1,375	4,157	—	4,157	2,582	1,277	8,016
Leasehold land	13,121	—	13,121	—	13,121	—	—	13,121
Goodwill	—	—	—	—	—	3,307	—	3,307
Other intangible asset	—	—	—	—	—	227	—	227
Investments in equity investees	385	—	385	—	385	139,120	—	139,505

	Year Ended December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	16,026	—	16,026	10,766	26,792	178,098	—	204,890
Interest income	322	—	322	—	322	109	4,513	4,944
Equity in earnings of equity investees, net of tax	147	—	147	—	147	40,553	—	40,700
Segment operating (loss)/profit	(111,518)	(21,785)	(133,303)	5,887	(127,416)	45,255	(17,214)	(99,375)
Interest expense	—	—	—	—	—	—	(1,030)	(1,030)
Income tax expense	(63)	(197)	(260)	—	(260)	(939)	(2,075)	(3,274)
Net (loss)/income attributable to the Company	(111,308)	(21,926)	(133,234)	5,872	(127,362)	41,488	(20,150)	(106,024)
Depreciation/amortization	(4,448)	(62)	(4,510)	—	(4,510)	(264)	(168)	(4,942)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,602	1,308	9,910	—	9,910	2,772	148	12,830

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amount eliminated attributable to sales between PRC and U.S. and others under Oncology/Immunology segment was US$46,891,000, US$19,230,000 and US$8,406,000 for the years ended December 31, 2021, 2020, and 2019 respectively.

There were three customers with aggregate revenue of US$147,111,000, which accounted for over 10% of the Group’s revenue for the year ended December 31, 2021. There were two customers with aggregate revenue of US$62,493,000, which accounted for over 10% of the Group’s revenue for the year ended December 31, 2020. There was one customer with revenue of US$27,343,000, which accounted for over 10% of the Group’s revenue for the year ended December 31, 2019.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of segment operating loss to net loss is as follows:

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Segment operating loss	(154,531)	(109,901)	(99,375)
Interest expense	(592)	(787)	(1,030)
Income tax expense	(11,918)	(4,829)	(3,274)
Net loss	(167,041)	(115,517)	(103,679)